Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2011
Registrant Name	dei_EntityRegistrantName	AEGIS VALUE FUND INC
Central Index Key	dei_EntityCentralIndexKey	0001052169
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 29, 2011
AEGIS VALUE FUND INC (Prospectus Summary) | AEGIS VALUE FUND INC | AEGIS VALUE FUND INC
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVALX

AEGIS VALUE FUND INC (Prospectus Summary) | AEGIS VALUE FUND INC
FUND SUMMARY
The Fund's Investment Goal
The Fund's investment goal is to seek long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	AEGIS VALUE FUND INC
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AEGIS VALUE FUND INC
Management Fees	1.20%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.48%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower,

based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
AEGIS VALUE FUND INC	151	468	808	1,768

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 29%

of the average value of its portfolio.

The Fund's Principal Investment Strategies
The Fund invests primarily in common stocks that the Fund's investment advisor

("Advisor") believes are significantly undervalued relative to the market based on fundamental accounting measures including book value (assets less liabilities), revenues, or cash flow. This strategy is commonly known as a "deep value" investment strategy. The Fund may invest in securities issued by companies of any market capitalization, including small- and mid-capitalization companies. The Fund considers a small-capitalization company to be a company with a market capitalization (the value of all outstanding stock) of less than

$1 billion at the time of investment. The Fund has no percentage allocation for investments in small- or mid-capitalization companies, and the Fund may invest up to 100% of its portfolio in the securities of these companies. The Fund may also invest in the securities of foreign companies and in real estate investment trusts ("REITs"). The Advisor may hold a significant portion of the Fund's portfolio in cash or cash equivalent instruments. If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available.

Principal Risks of Investing in the Fund
Because the securities held by the Fund will fluctuate in price, the value of your investment in the Fund will go up and down. This means that you could lose money over short or extended periods of time. Before investing in this Fund, you should carefully consider all risks of investing in: stocks in general, "deep value" stocks, stocks of smaller companies, and stocks of foreign companies. A summary of these risks is provided below. Also, for additional information,

please refer to the section of the Prospectus titled "Additional Information

About the Investment Strategies and Risks of the Fund".

   o   Risks of Investing in Common Stocks Common stock prices can fluctuate over a wide range in the shorter term or over extended periods of time. These price fluctuations may result from factors affecting individual companies,

       industries, or the securities market as a whole. Rights of common stock holders are subordinate to those of preferred stock holders and debt holders.

   o   Risks of Value-Oriented Investment Strategies Value-oriented investment strategies bring specific risks to a common stock portfolio. Investing in value stocks presents the risk that the stocks may never reach what the

       Advisor believes are their full market values either because the market fails to recognize what the Advisor considers to be the stocks' true value or because the Advisor misjudged these values. Value stocks may fall out of favor with investors and underperform growth stocks during given periods.

Due to its value orientation, the Fund may have a higher than average exposure to cyclical stocks. Cyclical stocks may tend to increase in value more quickly during economic upturns than non-cyclical stocks, but also lose value more quickly during economic downturns.

   o   Risks of Investing in Small- and Mid-Capitalization Companies The Fund's

       purchases of securities of small- and mid-capitalization companies bring specific risks. Historically, these company securities have been more volatile in price than larger company securities, especially in the shorter term. Such companies may not be well-known to the investing public and may not have significant institutional ownership or analyst coverage. These and other factors may contribute to higher volatility in prices.

   o   Risks of Investing in Foreign Securities Stock market movements in any country where the Fund has investments will likely affect the value of the securities that the Fund owns in that country. These movements will affect the Fund's share price and investment performance. Additionally, the political, economic, and social structures of some countries may be less stable and more volatile than those in the United States.

   o   Risks of Investing in Large-Capitalization Companies Large-capitalization companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful smaller companies during periods of economic expansion.

   o   Risks of Investing in a Managed Fund The investment decisions of the

       Advisor may cause the Fund to underperform other investments or benchmark indices.

Fund Performance
This bar chart and table show the variability of the Fund's returns, which is one indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year over ten years.

The table shows how the Fund's average annual total returns for one, five and ten years compare to the returns of a broad-based market index. Note: The past performance of the Fund (before and after taxes) is not an indication of how the

Fund will perform in the future. Updated information on the Fund's results can be obtained by calling 800-528-3780.

Annual Total Returns Through December 31, 2010

The Fund's return for year-to-date to September 30, 2011 was -13.90%.

Highest Quarterly Return During This Period 48.49% (2nd Quarter 2009)

Lowest Quarterly Return During This Period -47.87% (4th Quarter 2008)

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown. These after-tax returns do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as 401(k) plans or individual retirement accounts. All Fund performance data assumes reinvestment of dividends and capital gain distributions. The past performance of the Fund,

before and after taxes, is not necessarily an indication of how it will perform in the future.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
AEGIS VALUE FUND INC	Return Before Taxes	28.51%	5.29%	11.59%
AEGIS VALUE FUND INC After Taxes on Distributions	Return After Taxes on Distributions	28.51%	3.57%	10.19%
AEGIS VALUE FUND INC After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	18.54%	4.00%	9.87%
AEGIS VALUE FUND INC Russell 2000 Value Index	Russell 2000 Value Index (index reflects no deduction for fees, expenses, or taxes)	24.50%	3.52%	8.42%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 29, 2011
AEGIS VALUE FUND INC (Prospectus Summary) | AEGIS VALUE FUND INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund's investment goal is to seek long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 29%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in common stocks that the Fund's investment advisor
("Advisor") believes are significantly undervalued relative to the market based on fundamental accounting measures including book value (assets less liabilities), revenues, or cash flow. This strategy is commonly known as a "deep value" investment strategy. The Fund may invest in securities issued by companies of any market capitalization, including small- and mid-capitalization companies. The Fund considers a small-capitalization company to be a company with a market capitalization (the value of all outstanding stock) of less than
$1 billion at the time of investment. The Fund has no percentage allocation for investments in small- or mid-capitalization companies, and the Fund may invest up to 100% of its portfolio in the securities of these companies. The Fund may also invest in the securities of foreign companies and in real estate investment trusts ("REITs"). The Advisor may hold a significant portion of the Fund's portfolio in cash or cash equivalent instruments. If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
Because the securities held by the Fund will fluctuate in price, the value of your investment in the Fund will go up and down. This means that you could lose money over short or extended periods of time. Before investing in this Fund, you should carefully consider all risks of investing in: stocks in general, "deep value" stocks, stocks of smaller companies, and stocks of foreign companies. A summary of these risks is provided below. Also, for additional information, please refer to the section of the Prospectus titled "Additional Information
About the Investment Strategies and Risks of the Fund".

   o   Risks of Investing in Common Stocks Common stock prices can fluctuate over a wide range in the shorter term or over extended periods of time. These price fluctuations may result from factors affecting individual companies, industries, or the securities market as a whole. Rights of common stock holders are subordinate to those of preferred stock holders and debt holders.

   o   Risks of Value-Oriented Investment Strategies Value-oriented investment strategies bring specific risks to a common stock portfolio. Investing in value stocks presents the risk that the stocks may never reach what the
       Advisor believes are their full market values either because the market fails to recognize what the Advisor considers to be the stocks' true value or because the Advisor misjudged these values. Value stocks may fall out of favor with investors and underperform growth stocks during given periods.

Due to its value orientation, the Fund may have a higher than average exposure to cyclical stocks. Cyclical stocks may tend to increase in value more quickly during economic upturns than non-cyclical stocks, but also lose value more quickly during economic downturns.

   o   Risks of Investing in Small- and Mid-Capitalization Companies The Fund's
       purchases of securities of small- and mid-capitalization companies bring specific risks. Historically, these company securities have been more volatile in price than larger company securities, especially in the shorter term. Such companies may not be well-known to the investing public and may not have significant institutional ownership or analyst coverage. These and other factors may contribute to higher volatility in prices.

   o   Risks of Investing in Foreign Securities Stock market movements in any country where the Fund has investments will likely affect the value of the securities that the Fund owns in that country. These movements will affect the Fund's share price and investment performance. Additionally, the political, economic, and social structures of some countries may be less stable and more volatile than those in the United States.

   o   Risks of Investing in Large-Capitalization Companies Large-capitalization companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful smaller companies during periods of economic expansion.

   o   Risks of Investing in a Managed Fund The investment decisions of the
       Advisor may cause the Fund to underperform other investments or benchmark indices.

Risk, Lose Money	rr_RiskLoseMoney	Because the securities held by the Fund will fluctuate in price, the value of your investment in the Fund will go up and down. This means that you could lose money over short or extended periods of time.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
This bar chart and table show the variability of the Fund's returns, which is one indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year over ten years.

The table shows how the Fund's average annual total returns for one, five and ten years compare to the returns of a broad-based market index. Note: The past performance of the Fund (before and after taxes) is not an indication of how the
Fund will perform in the future. Updated information on the Fund's results can be obtained by calling 800-528-3780.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	This bar chart and table show the variability of the Fund's returns, which is one indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-528-3780
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns Through December 31, 2010
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's return for year-to-date to September 30, 2011 was -13.90%.

Highest Quarterly Return During This Period 48.49% (2nd Quarter 2009)

Lowest Quarterly Return During This Period -47.87% (4th Quarter 2008)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	index reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your particular tax situation and may differ from those shown. These after-tax returns do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown. These after-tax returns do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as 401(k) plans or individual retirement accounts. All Fund performance data assumes reinvestment of dividends and capital gain distributions. The past performance of the Fund, before and after taxes, is not necessarily an indication of how it will perform in the future.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
AEGIS VALUE FUND INC (Prospectus Summary) | AEGIS VALUE FUND INC | AEGIS VALUE FUND INC
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's return for year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.90%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	48.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(47.87%)
AEGIS VALUE FUND INC | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (index reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.42%
AEGIS VALUE FUND INC | AEGIS VALUE FUND INC
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	151
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	468
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	808
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,768
Annual Return 2001	rr_AnnualReturn2001	42.66%
Annual Return 2002	rr_AnnualReturn2002	1.35%
Annual Return 2003	rr_AnnualReturn2003	35.75%
Annual Return 2004	rr_AnnualReturn2004	13.48%
Annual Return 2005	rr_AnnualReturn2005	3.85%
Annual Return 2006	rr_AnnualReturn2006	17.79%
Annual Return 2007	rr_AnnualReturn2007	(8.20%)
Annual Return 2008	rr_AnnualReturn2008	(51.36%)
Annual Return 2009	rr_AnnualReturn2009	91.44%
Annual Return 2010	rr_AnnualReturn2010	28.51%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.59%
AEGIS VALUE FUND INC | AEGIS VALUE FUND INC | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.19%
AEGIS VALUE FUND INC | AEGIS VALUE FUND INC | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.00%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.87%